Litigation and Contingencies - Additional Information (Detail) - Licensing arrangements [Member] - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Long-term Purchase Commitment [Line Items]
Incurred royalty expense	$ 2.0	$ 2.3	$ 1.7
Incurred advertising expense	$ 3.3	$ 4.1	$ 4.4